Taxation (Details) - Schedule of tax credit - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax:
Adjustment in respect of prior years		£ 190
Deferred tax:
Origination and reversal of timing differences	(5,997)	(3,867)	(969)
Adjustment in respect of prior years		191
Effect of tax rate change on opening balance	(1,355)	1,324
Tax credit	£ (7,352)	£ (2,162)	£ (969)